Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Shares Granted Under the Company's Executive Incentive Plans
At December 31, 2020 the shares granted under the Company’s executive incentive plans are as follows:

	Number of shares
Incentive Plan	FEMSA	KOF	Vesting period
2016	567,671	719,132	2017-2019
2017	326,561	369,791	2018-2020
2018	211,290	256,281	2019-2021
2019	312,006	457,338	2020-2022
2020	666,281	956,926	2021-2023
Total	2,083,809	2,759,468